Financial Instruments (Schedule of Change in Interest Rate Profit (Loss)) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Increase of 1% [Member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) from increase decrease in interest rate	€ 803	€ 580
Increase of 3% [Member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) from increase decrease in interest rate	2,444	1,701
Decrease of 1% [Member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) from increase decrease in interest rate	(836)	(542)
Decrease of 3% [Member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) from increase decrease in interest rate	€ (2,477)	€ (1,663)